UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

Semiannual Report April 30, 2006

EATON VANCE
SHORT
DURATION
DIVERSIFIED
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. The Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

INVESTMENT UPDATE

The Fund

Performance

•                     Based on share price (traded on the New York Stock Exchange under the symbol “EVG”), the Fund had a total return of 6.04% during the six months ended April 30, 2006. That return was the result of an increase in share price from $16.07 on October 31, 2005 to $16.35 on April 30, 2006, and the reinvestment of $0.694 in monthly distributions.

•                     Based on net asset value (NAV) per share, the Fund had a total return of 4.00% during the same period. This return resulted from a decrease in NAV per share from $18.57 on October 31, 2005, to $18.53 on April 30, 2006, and the reinvestment of $0.694 in monthly distributions.

•                     For comparison, the Fund’s peer group — the Lipper Global Income Funds Classification — had an average total return of 5.26%, at net asset value, and a 5.38% annual return, at share price, during the same period.(1)

•                     The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions.

Management Discussion

•                     In pursuing the Fund’s objective, the Fund’s investments have been allocated primarily to senior floating-rate loans, mortgage-backed securities (MBS) and instruments tied to foreign exchange.

•                     Within the senior, floating-rate loan segment, the Fund remained diversified among cyclical companies sensitive to overall economic activity, as well as defensive industries less dependent upon the broad economy. At April 30, 2006, the Fund’s 290 loan investments represented 37 industries, with no single industry representing as much as 7% of the Fund’s net assets. The loan segment’s largest industry weightings at April 30, 2006 were chemicals and plastics, publishing, health care, automotive, and containers and glass products.

•                     The loan market was characterized by higher interest rates, narrowing credit spreads and a soaring volume of new issues. The London Inter-Bank Offered Rate (LIBOR) — the benchmark over which loan interest rates are typically set — rose in lockstep with the Federal Reserve’s Federal Funds rate, which benefited the Fund’s shareholders. However, although the average credit spread over LIBOR continued to decline due to strong investor demand, there were signs late in the period that the recent spread compression may have run its course. Investors were becoming resistant to new loans with thin spreads, with some loans being repriced in certain instances.

•                     Spread tightening was also evident in the seasoned mortgage-backed securities (MBS) market, narrowing by 45 basis points (0.45%) to new historical lows. The MBS market was also boosted by falling prepayment rates and by a large influx of foreign investment. Management continued to emphasize the seasoned segment of the MBS market.

•                     The Fund’s investments in foreign obligations consisted primarily of long and short forward foreign currency contracts and other foreign obligation derivatives. Cross-hedging — primarily in the form of short forward contracts — was used to protect the Fund against movements in the Euro and the Yen. In Eastern Europe, the Fund’s largest currency exposures (all cross-hedged against the Euro) rose significantly in 2006, boosted by strong economic gowth and large inflows of foreign capital. The Fund also had significant Asian currency positions that strengthened against the U.S. Dollar during the period. The Fund was also helped by its short position in Japanese government bond futures, which were on the defensive in 2006. Rising interest rates have pushed yields on 10-year Japanese bonds to the 1.60% level, a multi-year high.

•                     The Fund’s NAV displayed relatively low volatility during the six-month period ended April 30, 2006, and was among the lowest in volatility within its peer group, the Lipper Global Income Funds Classification. (1) That was due, in part, to a low duration — 1.4 years at April 30 — and to the fact that the Fund was overweighted in conservative, floating-rate loan assets. Duration measures the Fund’s responsiveness to changes in interest rates.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)          It is not possible to invest directly in a Lipper Classification.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PERFORMANCE

Performance(1)
Average Annual Total Return (by share price, NYSE)
Six Months	6.04%
One Year	-1.63
Life of Fund (2/28/05)	-5.68

Average Annual Total Return (at net asset value)
Six Months	4.00%
One Year	6.41
Life of Fund (2/28/05)	4.88

(1)          Share price and net asset value on 2/28/05 are calculated assuming an offering price of $20.00, less the sales load of $0.90 per share paid by the shareholder.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund Allocations(2)

By total leveraged assets

(2)             Fund Allocations are as of 4/30/06 and are as a percentage of the Fund’s total leveraged assets. Total leveraged assets include all assets of the Fund (including those acquired with financial leverage), the notional value of long and short forward foreign currency contracts and other foreign obligations derivatives held by the Fund. Fund Allocations as a percentage of the Fund’s net assets amounted to 195% as of 4/30/06. Fund Allocations are subject to change due to active management. The following Portfolio of Investments is reported based on a percentage of total net assets. Please refer to definition of total leveraged assets within the Notes to Financial Statements included herein.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 74.8%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
Awas Capital Inc.
$775,000	Term Loan, 11.00%, Maturing March 22, 2013	$788,562
Delta Air Lines, Inc.
425,000	Term Loan, 12.01%, Maturing March 16, 2008	438,370
Hexcel Corp.
822,222	Term Loan, 6.73%, Maturing March 1, 2012	831,129
K&F Industries, Inc.
595,983	Term Loan, 7.17%, Maturing November 18, 2012	604,457
Mid-Western Aircraft Systems, Inc.
1,848,957	Term Loan, 7.32%, Maturing December 31, 2011	1,881,026
Standard Aero Holdings, Inc.
698,006	Term Loan, 7.08%, Maturing August 24, 2012	698,006
Vought Aircraft Industries, Inc.
181,818	Term Loan, 7.33%, Maturing December 22, 2010	184,318
808,556	Term Loan, 7.50%, Maturing December 22, 2011	817,021
		$6,242,889
Air Transport — 0.1%
United Airlines, Inc.
$437,500	Term Loan, 8.63%, Maturing February 1, 2012	$444,500
62,500	Term Loan, 8.75%, Maturing February 1, 2012	63,500
		$508,000
Automotive — 4.8%
AA Acquisitions Co., Ltd.
1,000,000	GBPTerm Loan, 7.20%, Maturing June 25, 2014	$1,872,558
Accuride Corp.
753,864	Term Loan, 6.94%, Maturing January 31, 2012	764,229
Affina Group, Inc.
888,482	Term Loan, 8.13%, Maturing November 30, 2011	882,096
Axletech International Holding, Inc.
425,000	Term Loan, 11.52%, Maturing April 21, 2013	428,896
CSA Acquisition Corp.
378,541	Term Loan, 7.50%, Maturing December 23, 2011	380,671
608,957	Term Loan, 7.50%, Maturing December 23, 2011	612,382
Dayco Europe S.R.I.
835,987	EURTerm Loan, 4.91%, Maturing June 21, 2010	1,055,684
Delphi Corp.
500,000	Term Loan, 7.38%, Maturing October 8, 2007	509,791
Dura Operating Corp.
647,000	Term Loan, 8.61%, Maturing May 3, 2011	654,549

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Exide Technologies
949,088	EURTerm Loan, 9.25%, Maturing May 5, 2010	$1,204,485
Federal-Mogul Corp.
500,000	DIP Loan, 6.81%, Maturing December 9, 2006	501,640
361,345	Term Loan, 7.25%, Maturing December 9, 2006	355,624
420,728	Term Loan, 7.50%, Maturing December 9, 2006	415,206
Goodyear Tire & Rubber Co.
635,000	Term Loan, 7.95%, Maturing April 30, 2010	644,724
500,000	Term Loan, 8.70%, Maturing March 1, 2011	508,021
R.J. Tower Corp.
370,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	377,268
Tenneco Automotive, Inc.
963,141	Term Loan, 6.77%, Maturing December 12, 2009	978,070
418,922	Term Loan, 6.83%, Maturing December 12, 2010	425,415
The Goodyear Dunlop Tires
990,000	EURTerm Loan, 5.20%, Maturing April 30, 2010	1,254,224
Trimas Corp.
884,791	Term Loan, 8.87%, Maturing December 31, 2009	900,275
TRW Automotive, Inc.
987,500	Term Loan, 6.00%, Maturing October 31, 2010	992,931
987,500	Term Loan, 6.25%, Maturing June 30, 2012	991,340
		$16,710,079
Beverage and Tobacco — 0.4%
Alliance One International, Inc.
$247,500	Term Loan, 8.48%, Maturing May 13, 2010	$250,284
Culligan International Co.
495,000	Term Loan, 7.40%, Maturing September 30, 2011	502,734
National Dairy Holdings, L.P.
495,000	Term Loan, 7.00%, Maturing March 15, 2012	497,784
National Distribution Co.
250,000	Term Loan, 11.50%, Maturing June 22, 2010	250,625
		$1,501,427
Building and Development — 4.0%
Biomed Realty, L.P.
$660,000	Term Loan, 7.08%, Maturing May 31, 2010	$661,650
Capital Automotive REIT
424,979	Term Loan, 6.58%, Maturing December 16, 2010	428,963
Epco/Fantome, LLC
500,000	Term Loan, 8.00%, Maturing November 23, 2010	501,250
Gables GP, Inc.
206,763	Term Loan, 6.59%, Maturing September 30, 2006	207,760

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Hovstone Holdings, LLC
$265,000	Term Loan, 7.23%, Maturing February 28, 2009	$265,662
Kyle Acquisition Group, LLC
115,371	Term Loan, 7.00%, Maturing July 20, 2010	116,525
LNR Property Corp.
1,358,155	Term Loan, 7.83%, Maturing February 3, 2008	1,370,782
MAAX Corp.
632,507	Term Loan, 7.95%, Maturing June 4, 2011	629,344
Mueller Group, Inc.
621,875	Term Loan, 7.26%, Maturing October 3, 2012	631,036
NCI Building Systems, Inc.
742,268	Term Loan, 6.71%, Maturing June 18, 2010	747,140
Newkirk Master, L.P.
755,801	Term Loan, 6.58%, Maturing August 11, 2008	761,824
Nortek, Inc.
989,950	Term Loan, 6.70%, Maturing August 27, 2011	999,076
Panolam Industries Holdings, Inc.
199,000	Term Loan, 7.73%, Maturing September 30, 2012	201,985
Ply Gem Industries, Inc.
492,188	Term Loan, 7.21%, Maturing August 15, 2011	497,109
32,813	Term Loan, 7.21%, Maturing August 15, 2011	33,141
Stile Acquisition Corp.
934,754	Term Loan, 7.11%, Maturing April 6, 2013	929,496
Stile U.S. Acquisition Corp.
936,346	Term Loan, 7.11%, Maturing April 6, 2013	931,079
Sugarloaf Mills, L.P.
1,000,000	Term Loan, 5.75%, Maturing April 7, 2007	1,005,000
The Woodlands Community Property Co.
995,924	Term Loan, 7.24%, Maturing November 30, 2007	1,003,393
TRU 2005 RE Holding Co.
1,325,000	Term Loan, 7.83%, Maturing December 9, 2008	1,327,278
Trustreet Properties, Inc.
385,000	Term Loan, 6.83%, Maturing April 8, 2010	389,091
United Subcontractors, Inc.
250,000	Term Loan, 11.95%, Maturing June 27, 2013	250,625
		$13,889,209
Business Equipment and Services — 3.3%
Acco Brands Corp.
$1,390,977	Term Loan, 6.67%, Maturing August 17, 2012	$1,404,018
Affinion Group, Inc.
533,953	Term Loan, 7.50%, Maturing October 17, 2012	536,290
Buhrmann US, Inc.
1,989,873	EURTerm Loan, 4.45%, Maturing December 23, 2010	2,541,009

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
DynCorp International, LLC
$495,000	Term Loan, 7.63%, Maturing February 11, 2011	$501,806
Gate Gourmet Borrower, LLC
500,000	EURTerm Loan, 5.47%, Maturing March 9, 2013	634,549
Info USA, Inc.
199,500	Term Loan, 6.75%, Maturing February 14, 2012	200,747
Protection One, Inc.
195,916	Term Loan, 7.36%, Maturing April 18, 2011	197,569
RGIS Holdings, LLC
349,125	Term Loan, 7.48%, Maturing February 15, 2013	350,434
SS&C Technologies, Inc.
39,073	Term Loan, 7.48%, Maturing November 23, 2012	39,626
459,677	Term Loan, 7.48%, Maturing November 23, 2012	466,190
Sungard Data Systems, Inc.
2,982,475	Term Loan, 7.22%, Maturing February 11, 2013	3,020,555
US Investigations Services, Inc.
665,954	Term Loan, 7.43%, Maturing October 14, 2012	676,359
Williams Scotsman, Inc.
930,000	Term Loan, 7.13%, Maturing June 28, 2010	938,719
		$11,507,871
Cable and Satellite Television — 4.0%
Adelphia Communications Corp.
$496,503	DIP Loan, 6.94%, Maturing August 7, 2006	$498,985
Cablecom Luxembourg SCA
1,000,000	EURTerm Loan, 5.23%, Maturing September 28, 2012	1,275,790
Canadian Cable Acquisition
497,500	Term Loan, 9.75%, Maturing July 27, 2011	504,030
Cebridge Connections, Inc.
994,924	Term Loan, 10.95%, Maturing February 23, 2010	1,034,721
CSC Holdings, Inc.
900,000	Term Loan, 6.66%, Maturing March 29, 2013	904,968
Eno (Altice One)
500,000	EURTerm Loan, 5.17%, Maturing December 31, 2013	632,861
500,000	EURTerm Loan, 5.67%, Maturing December 31, 2014	635,257
Escaline S.A.R.L. (Ewt)
500,000	EURTerm Loan, 5.53%, Maturing March 17, 2014	638,170
500,000	EURTerm Loan, 6.03%, Maturing March 17, 2015	641,319
PKS Media (Netherlands) B.V.
500,000	EURTerm Loan, 4.89%, Maturing October 5, 2013	631,373
1,000,000	EURTerm Loan, 5.14%, Maturing October 5, 2013	1,278,288
1,000,000	EURTerm Loan, 5.64%, Maturing October 5, 2014	1,284,318
UGS Corp.
1,698,639	Term Loan, 7.00%, Maturing March 31, 2012	1,721,287

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
UPC Broadband Holdings B.V.
1,500,000	EURTerm Loan, 5.13%, Maturing September 30, 2012	$1,894,199
Ypso France S.A.S
400,000	EUR5.17%, Maturing December 16, 2013	507,671
		$14,083,237
Chemicals and Plastics — 6.4%
Basell Af S.A.R.L.
208,333	Term Loan, 7.31%, Maturing August 1, 2013	211,979
41,667	Term Loan, 7.31%, Maturing August 1, 2013	42,396
208,333	Term Loan, 8.00%, Maturing August 1, 2014	211,979
41,667	Term Loan, 8.00%, Maturing August 1, 2014	42,396
Brenntag Holding GmbH and Co.
1,004,672	EURTerm Loan, 11.70%, Maturing December 23, 2013	1,301,392
Celanese Holdings, LLC
1,978,062	EURTerm Loan, 5.05%, Maturing April 6, 2011	2,527,484
990,500	Term Loan, 6.98%, Maturing April 6, 2011	1,006,472
Gentek, Inc.
704,442	Term Loan, 7.06%, Maturing February 25, 2011	709,616
Hexion Specialty Chemicals, Inc.
35,000	Term Loan, 4.73%, Maturing May 31, 2012	35,102
138,700	Term Loan, 7.50%, Maturing May 31, 2012	139,105
209,120	Term Loan, 7.50%, Maturing May 31, 2012	209,730
Huntsman, LLC
1,347,723	Term Loan, 6.68%, Maturing August 16, 2012	1,356,989
Ineos Group
500,000	Term Loan, 7.34%, Maturing December 14, 2013	507,657
500,000	Term Loan, 7.84%, Maturing December 14, 2014	507,657
Innophos, Inc.
646,991	Term Loan, 7.23%, Maturing August 13, 2010	656,426
Invista B.V.
631,116	Term Loan, 6.75%, Maturing April 29, 2011	637,690
320,816	Term Loan, 6.75%, Maturing April 29, 2011	324,158
ISP Chemo, Inc.
700,000	Term Loan, 6.50%, Maturing February 16, 2013	706,453
Kraton Polymer, LLC
742,405	Term Loan, 7.49%, Maturing December 23, 2010	744,261
Nalco Co.
1,981,498	Term Loan, 6.57%, Maturing November 4, 2010	2,006,542
PQ Corp.
491,259	Term Loan, 7.00%, Maturing February 11, 2012	498,731
Professional Paint, Inc.
228,681	Term Loan, 7.76%, Maturing September 30, 2011	230,682

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Propex Fabrics, Inc.
$286,731	Term Loan, 7.00%, Maturing July 31, 2012	$288,881
Rockwood Specialties Group
1,485,000	EURTerm Loan, 5.57%, Maturing July 30, 2012	1,893,962
Sigmakalon (BC) Holdco B.V.
8,871	EURTerm Loan, 5.52%, Maturing September 9, 2013	11,258
173,632	EURTerm Loan, 5.52%, Maturing September 9, 2013	220,372
317,498	EURTerm Loan, 5.52%, Maturing September 9, 2013	402,966
107,857	EURTerm Loan, 6.02%, Maturing September 9, 2014	137,509
30,222	EURTerm Loan, 6.02%, Maturing September 9, 2014	38,164
26,409	EURTerm Loan, 6.02%, Maturing September 9, 2014	33,669
335,513	EURTerm Loan, 6.02%, Maturing September 9, 2014	427,753
1,000,000	EURTerm Loan, 8.27%, Maturing September 9, 2015	1,275,081
Solo Cup Co.
937,640	Term Loan, 7.53%, Maturing February 27, 2011	948,482
200,000	Term Loan, 11.25%, Maturing March 31, 2012	204,625
Wavin Holdings B.V.
650,000	EURTerm Loan, 5.30%, Maturing September 9, 2013	826,141
650,000	EURTerm Loan, 5.80%, Maturing September 9, 2014	828,961
		$22,152,721
Clothing/Textiles — 0.1%
St. John Knits International, Inc.
152,521	Term Loan, 7.25%, Maturing March 23, 2012	$154,428
The William Carter Co.
209,976	Term Loan, 6.70%, Maturing July 14, 2012	212,163
		$366,591
Conglomerates — 1.9%
Bushnell Performance Optics
$497,558	Term Loan, 8.00%, Maturing August 19, 2011	$502,845
Euramax International, Inc.
167,105	Term Loan, 12.00%, Maturing June 28, 2013	167,105
82,895	Term Loan, 12.00%, Maturing June 28, 2013	82,895
Goodman Global Holdings, Inc.
444,683	Term Loan, 6.63%, Maturing December 23, 2011	448,852
Jarden Corp.
254,895	Term Loan, 6.74%, Maturing January 24, 2012	256,743
452,878	Term Loan, 6.99%, Maturing January 24, 2012	457,851
Johnson Diversey, Inc.
1,629,963	Term Loan, 7.21%, Maturing December 16, 2011	1,655,770
Polymer Group, Inc.
1,346,625	Term Loan, 7.21%, Maturing November 22, 2012	1,369,069

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Conglomerates — (continued)
PP Acquisition Corp.
$1,052,888	Term Loan, 7.98%, Maturing November 12, 2011	$1,066,049
Rexnord Corp.
603,538	Term Loan, 7.11%, Maturing December 31, 2011	610,957
		$6,618,136
Containers and Glass Products — 4.2%
Berry Plastics Corp.
$744,152	Term Loan, 6.84%, Maturing December 2, 2011	$751,903
Crown Americas, Inc.
1,000,000	EURTerm Loan, 4.12%, Maturing November 15, 2012	1,259,257
Graham Packaging Holdings Co.
1,234,375	Term Loan, 7.11%, Maturing October 7, 2011	1,249,933
357,143	Term Loan, 9.25%, Maturing April 7, 2012	366,295
Graphic Packaging International, Inc.
2,394,279	Term Loan, 7.44%, Maturing August 8, 2010	2,433,614
JSG Acquisitions
1,250,000	EURTerm Loan, 5.22%, Maturing December 31, 2014	1,600,149
1,250,000	EURTerm Loan, 5.72%, Maturing December 31, 2014	1,600,149
Owens-Illinois, Inc.
1,169,682	EURTerm Loan, 4.41%, Maturing April 1, 2008	1,478,915
Pregis Corp.
995,000	Term Loan, 7.23%, Maturing October 12, 2011	1,003,706
Smurfit-Stone Container Corp.
428,496	Term Loan, 4.73%, Maturing November 1, 2010	434,736
824,955	Term Loan, 7.13%, Maturing November 1, 2011	836,814
1,561,135	Term Loan, 7.19%, Maturing November 1, 2011	1,583,576
		$14,599,047
Cosmetics/Toiletries — 0.5%
American Safety Razor Co.
$464,028	Term Loan, 7.56%, Maturing February 28, 2012	$468,668
Prestige Brands, Inc.
742,335	Term Loan, 7.22%, Maturing April 6, 2011	752,387
Revlon Consumer Products Corp.
656,250	Term Loan, 10.85%, Maturing July 9, 2010	674,297
		$1,895,352
Drugs — 0.5%
Patheon, Inc.
$600,000	Term Loan, 6.91%, Maturing December 14, 2011	$604,500
Warner Chilcott Corp.
778,741	Term Loan, 7.39%, Maturing January 18, 2012	785,138

Principal Amount	Borrower/Tranche Description	Value
Drugs (continued)
Warner Chilcott Corp. (continued)
$144,964	Term Loan, 7.61%, Maturing January 18, 2012	$146,155
313,795	Term Loan, 7.61%, Maturing January 18, 2012	316,372
		$1,852,165
Ecological Services and Equipment — 0.9%
Allied Waste Industries, Inc.
$200,676	Term Loan, 4.88%, Maturing January 15, 2012	$201,599
516,842	Term Loan, 6.76%, Maturing January 15, 2012	519,426
Envirocare of Utah, LLC
298,523	Term Loan, 7.85%, Maturing April 15, 2010	302,316
Environmental Systems Products Holdings, Inc.
579,064	Term Loan, 8.48%, Maturing December 12, 2008	582,683
Sensus Metering Systems, Inc.
53,627	Term Loan, 7.35%, Maturing December 17, 2010	54,230
403,727	Term Loan, 7.43%, Maturing December 17, 2010	408,269
Sulo GmbH
625,000	EURTerm Loan, 9.24%, Maturing January 19, 2016	807,210
Synagro Technologies, Inc.
37,857	Term Loan, 7.32%, Maturing June 21, 2012	38,188
227,143	Term Loan, 7.34%, Maturing June 21, 2012	229,130
		$3,143,051
Electronics/Electrical — 1.6%
Aspect Software, Inc.
$750,000	Term Loan, 7.44%, Maturing September 22, 2010	$760,781
Network Solutions, LLC
299,250	Term Loan, 9.96%, Maturing January 9, 2012	300,746
Open Solutions, Inc.
350,000	Term Loan, 11.33%, Maturing March 3, 2012	359,187
Security Co., Inc.
742,456	Term Loan, 8.25%, Maturing June 30, 2010	748,952
Spectrum Brands, Inc.
1,860,755	EURTerm Loan, 5.27%, Maturing February 7, 2012	2,345,853
Telcordia Technologies, Inc.
669,494	Term Loan, 7.31%, Maturing September 15, 2012	670,191
Vertafore, Inc.
275,000	Term Loan, 10.87%, Maturing January 31, 2013	278,953
		$5,464,663
Equipment Leasing — 0.4%
Ashtead Group, PLC
$990,000	Term Loan, 6.50%, Maturing November 12, 2009	$1,001,447

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Equipment Leasing (continued)
United Rentals, Inc.
$84,034	Term Loan, 6.83%, Maturing February 14, 2011	$85,067
411,765	Term Loan, 7.00%, Maturing February 14, 2011	416,826
		$1,503,340
Financial Intermediaries — 1.2%
AIMCO Properties, L.P.
$1,800,000	Term Loan, 6.36%, Maturing November 2, 2009	$1,811,250
Ameritrade Holding Corp.
1,300,000	Term Loan, 6.49%, Maturing December 31, 2012	1,306,662
Blitz F04-506 GmbH
500,000	EURTerm Loan, 5.64%, Maturing June 30, 2014	639,732
The Macerich Partnership, L.P.
260,000	Term Loan, 6.38%, Maturing April 25, 2010	261,625
		$4,019,269
Food Products — 3.0%
Acosta, Inc.
$1,271,813	Term Loan, 7.13%, Maturing December 6, 2012	$1,287,313
American Seafoods Group, LLC
975,000	Term Loan, 6.73%, Maturing September 30, 2011	987,797
BF Bolthouse HoldCo, LLC
375,000	Term Loan, 10.37%, Maturing December 16, 2013	385,625
BL Marketing, Ltd.
300,000	GBPTerm Loan, 7.19%, Maturing December 20, 2013	554,951
300,000	GBPTerm Loan, 7.69%, Maturing December 20, 2014	557,451
403,957	GBPTerm Loan, 8.60%, Maturing December 20, 2015	760,869
Black Lion Beverages III B.V.
1,000,000	EURTerm Loan, 7.69%, Maturing January 24, 2016	1,293,110
Charden International B.V.
250,000	EURTerm Loan, 5.47%, Maturing March 14, 2014	315,346
250,000	EURTerm Loan, 5.97%, Maturing March 14, 2015	316,684
Chiquita Brands, LLC
910,003	Term Loan, 7.00%, Maturing June 28, 2012	919,861
Doane Pet Care Co.
199,000	Term Loan, 7.17%, Maturing October 21, 2012	201,736
Herbalife International, Inc.
398,867	Term Loan, 6.75%, Maturing December 21, 2010	402,606
Michael Foods, Inc.
250,000	Term Loan, 6.70%, Maturing November 21, 2010	253,229
Nash-Finch Co.
500,000	Term Loan, 7.25%, Maturing November 12, 2010	503,750
Pinnacle Foods Holdings Corp.
268,465	Term Loan, 8.24%, Maturing November 25, 2010	273,029

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
Reddy Ice Group, Inc.
$925,000	Term Loan, 6.79%, Maturing August 9, 2012	$934,250
The Meow Mix Company
347,368	Term Loan, 8.18%, Maturing July 13, 2011	348,346
		$10,295,953
Food Service — 0.9%
Burger King Corp.
$324,185	Term Loan, 6.50%, Maturing June 30, 2012	$325,777
Carrols Corp.
450,558	Term Loan, 7.38%, Maturing December 31, 2010	457,668
Denny's, Inc.
987,511	Term Loan, 8.18%, Maturing September 30, 2009	1,005,822
Domino's, Inc.
1,040,195	Term Loan, 6.49%, Maturing June 25, 2010	1,050,381
Dunkin' Brands, Inc.
450,000	Term Loan, 7.33%, Maturing March 1, 2013	451,013
		$3,290,661
Food/Drug Retailers — 1.0%
General Nutrition Centers, Inc.
$987,374	Term Loan, 7.90%, Maturing December 7, 2009	$1,003,111
Roundy's Supermarkets, Inc.
822,938	Term Loan, 7.79%, Maturing November 3, 2011	834,767
The Jean Coutu Group (PJC), Inc.
1,452,645	Term Loan, 7.62%, Maturing July 30, 2011	1,467,575
		$3,305,453
Forest Products — 2.4%
Boise Cascade Holdings, LLC
$2,187,858	Term Loan, 6.75%, Maturing October 29, 2011	$2,218,313
Buckeye Technologies, Inc.
596,954	Term Loan, 6.88%, Maturing March 15, 2008	598,820
Georgia-Pacific Corp.
1,745,625	Term Loan, 6.88%, Maturing December 20, 2012	1,757,354
850,000	Term Loan, 7.94%, Maturing December 23, 2013	869,452
NewPage Corp.
826,108	Term Loan, 7.96%, Maturing May 2, 2011	829,206
Xerium Technologies, Inc.
1,578,554	EURTerm Loan, 5.05%, Maturing May 18, 2012	2,013,281
		$8,286,426

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare — 4.8%
Accellent, Inc.
$598,500	Term Loan, 6.80%, Maturing November 22, 2012	$602,989
Alliance Imaging, Inc.
493,429	Term Loan, 7.56%, Maturing December 29, 2011	496,128
AMR HoldCo, Inc.
353,750	Term Loan, 6.84%, Maturing February 10, 2012	358,503
Carl Zeiss Topco GMBH
166,667	Term Loan, 7.86%, Maturing February 28, 2013	168,521
333,333	Term Loan, 8.36%, Maturing February 28, 2014	338,291
500,000	Term Loan, 10.61%, Maturing August 31, 2014	510,313
Community Health Systems, Inc.
987,469	Term Loan, 6.56%, Maturing August 19, 2011	998,063
Concentra Operating Corp.
1,004,872	Term Loan, 6.69%, Maturing September 30, 2011	1,016,805
Davita, Inc.
1,690,412	Term Loan, 6.95%, Maturing October 5, 2012	1,710,837
Encore Medical IHC, Inc.
535,030	Term Loan, 7.65%, Maturing October 4, 2010	541,049
FHC Health Systems, Inc.
294,118	Term Loan, 10.82%, Maturing December 18, 2009	300,000
205,882	Term Loan, 12.82%, Maturing December 18, 2009	210,000
Fresenius Medical Care Holding
975,000	Term Loan, 6.38%, Maturing March 31, 2013	977,031
Gentiva Health Services, Inc.
248,649	Term Loan, 7.27%, Maturing February 28, 2014	251,705
Kinetic Concepts, Inc.
293,237	Term Loan, 6.73%, Maturing August 11, 2010	296,964
Lifecare Holdings, Inc.
223,875	Term Loan, 7.07%, Maturing August 11, 2012	213,008
Moinlycke
458,140	EURTerm Loan, 5.30%, Maturing November 4, 2013	585,904
500,000	EURTerm Loan, 5.80%, Maturing November 4, 2014	642,304
National Mentor, Inc.
944,479	Term Loan, 7.35%, Maturing September 30, 2011	949,202
P&F Capital S.A.R.L.
209,223	EURTerm Loan, 5.28%, Maturing February 21, 2014	267,534
125,235	EURTerm Loan, 5.28%, Maturing February 21, 2014	160,138
100,494	EURTerm Loan, 5.28%, Maturing February 21, 2014	128,501
65,049	EURTerm Loan, 5.78%, Maturing February 21, 2014	83,178
94,595	EURTerm Loan, 5.78%, Maturing February 21, 2015	121,465
35,135	EURTerm Loan, 5.78%, Maturing February 21, 2015	45,115
72,973	EURTerm Loan, 5.78%, Maturing February 21, 2015	93,701
297,297	EURTerm Loan, 5.78%, Maturing February 21, 2015	381,746
Quintiles Transnational Corp.
500,000	Term Loan, 8.82%, Maturing March 31, 2014	509,453

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Select Medical Holding Corp.
$495,000	Term Loan, 6.52%, Maturing February 24, 2012	$491,425
Sirona Dental Systems GmbH
500,000	EURTerm Loan, 5.14%, Maturing June 30, 2013	637,632
Talecris Biotherapeutics, Inc.
247,500	Term Loan, 8.02%, Maturing March 31, 2010	248,738
Vanguard Health Holding Co., LLC
742,514	Term Loan, 6.95%, Maturing September 23, 2011	752,839
VWR International, Inc.
1,446,747	EURTerm Loan, 5.53%, Maturing April 7, 2011	1,840,997
		$16,930,079
Home Furnishings — 0.4%
Oreck Corp.
$456,430	Term Loan, 7.73%, Maturing February 2, 2012	$462,991
Sealy Mattress Co.
840,266	Term Loan, 6.62%, Maturing April 6, 2012	851,163
		$1,314,154
Industrial Equipment — 1.1%
Alliance Laundry Holdings, LLC
$318,242	Term Loan, 7.09%, Maturing January 27, 2012	$322,419
Amsted Industries, Inc.
525,000	Term Loan, 7.00%, Maturing October 15, 2010	532,547
Douglas Dynamics Holdings, Inc.
987,517	Term Loan, 6.73%, Maturing December 16, 2010	999,861
Gleason Corp.
388,058	Term Loan, 7.47%, Maturing July 27, 2011	392,909
Maxim Crane Works, L.P.
383,295	Term Loan, 6.94%, Maturing January 28, 2010	388,805
MTD Products, Inc.
1,237,406	Term Loan, 6.50%, Maturing June 1, 2010	1,248,233
		$3,884,774
Insurance — 0.4%
ARG Holding, Inc.
$400,000	Term Loan, 12.13%, Maturing November 30, 2012	$406,500
CCC Information Services Group
225,000	Term Loan, 7.58%, Maturing February 10, 2013	228,234
Conseco, Inc.
798,222	Term Loan, 6.65%, Maturing June 22, 2010	805,540
		$1,440,274

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods/Activities/Movies — 2.1%
24 Hour Fitness Worldwide, Inc.
$405,000	Term Loan, 7.85%, Maturing June 8, 2012	$410,738
AMC Entertainment, Inc.
573,563	Term Loan, 7.11%, Maturing January 26, 2013	580,015
Deluxe Entertainment Services
300,000	Term Loan, 8.73%, Maturing January 28, 2011	310,875
Fender Musical Instruments Co.
250,000	Term Loan, 9.62%, Maturing March 30, 2012	255,000
Metro-Goldwyn-Mayer Holdings, Inc.
2,165,000	Term Loan, 7.23%, Maturing April 8, 2012	2,191,387
Six Flags Theme Parks, Inc.
1,482,399	Term Loan, 7.15%, Maturing June 30, 2009	1,494,841
Universal City Development Partners, Ltd.
980,000	Term Loan, 6.94%, Maturing June 9, 2011	992,454
WMG Acquisition Corp.
991,178	Term Loan, 6.81%, Maturing February 28, 2011	1,002,484
		$7,237,794
Lodging and Casinos — 3.3%
Alliance Gaming Corp.
$994,427	Term Loan, 8.18%, Maturing September 4, 2009	$1,004,993
Columbia Entertainment
497,500	Term Loan, 7.48%, Maturing October 24, 2011	501,853
Gala Electric Casinos, Ltd.
875,000	GBPTerm Loan, 7.13%, Maturing December 12, 2013	1,609,755
875,000	GBPTerm Loan, 7.63%, Maturing December 12, 2014	1,617,017
Isle of Capri Casinos, Inc.
1,975,000	Term Loan, 6.76%, Maturing February 4, 2011	2,002,403
Penn National Gaming, Inc.
1,407,925	Term Loan, 6.66%, Maturing October 3, 2012	1,427,944
Pinnacle Entertainment, Inc.
225,000	Term Loan, 0.00%, Maturing December 14, 2011(2)	225,422
200,000	Term Loan, 6.93%, Maturing December 14, 2011	201,813
Resorts International Holdings, LLC
716,253	Term Loan, 8.98%, Maturing April 26, 2012	725,295
149,139	Term Loan, 15.98%, Maturing April 26, 2013	151,516
Venetian Casino Resort, LLC
1,243,590	Term Loan, 6.73%, Maturing June 15, 2011	1,258,260
256,410	Term Loan, 6.73%, Maturing June 15, 2011	259,435
Wynn Las Vegas, LLC
500,000	Term Loan, 7.09%, Maturing December 14, 2011	505,886
		$11,491,592

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals/Minerals — 1.2%
Almatis Holdings 5 BV
$250,000	EURTerm Loan, 7.00%, Maturing December 21, 2013	$319,571
250,000	EURTerm Loan, 7.00%, Maturing December 21, 2014	320,620
Alpha Natural Resources, LLC
498,750	Term Loan, 6.32%, Maturing October 26, 2012	502,802
Foundation Coal Corp.
836,343	Term Loan, 6.62%, Maturing July 30, 2011	850,247
International Mill Service, Inc.
497,500	Term Loan, 7.73%, Maturing December 31, 2010	504,341
Murray Energy Corp.
742,500	Term Loan, 8.00%, Maturing January 28, 2010	753,638
Novelis, Inc.
360,466	Term Loan, 6.44%, Maturing January 6, 2012	364,747
626,072	Term Loan, 6.44%, Maturing January 6, 2012	633,507
		$4,249,473
Oil and Gas — 3.0%
Coffeyville Resources, LLC
$400,601	Term Loan, 4.46%, Maturing June 24, 2011	$406,735
596,406	Term Loan, 7.50%, Maturing June 24, 2012	605,539
Dresser Rand Group, Inc.
976,902	EURTerm Loan, 4.89%, Maturing October 29, 2011	1,239,783
El Paso Corp.
1,000,000	Term Loan, 4.73%, Maturing November 23, 2009	1,011,667
1,099,398	Term Loan, 7.75%, Maturing November 23, 2009	1,113,140
Epco Holdings, Inc.
990,000	Term Loan, 7.09%, Maturing August 18, 2010	1,003,844
Key Energy Services, Inc.
498,750	Term Loan, 8.01%, Maturing June 30, 2012	505,816
LB Pacific, L.P.
712,800	Term Loan, 7.72%, Maturing March 3, 2012	723,492
Lyondell-Citgo Refining, L.P.
1,965,000	Term Loan, 6.98%, Maturing May 21, 2007	1,979,738
Petroleum Geo-Services ASA
773,063	Term Loan, 7.48%, Maturing December 16, 2012	782,001
Targa Resources, Inc.
390,000	Term Loan, 6.83%, Maturing October 31, 2007	391,138
87,903	Term Loan, 7.23%, Maturing October 31, 2012	89,048
544,361	Term Loan, 7.26%, Maturing October 31, 2012	551,449
		$10,403,390
Publishing — 4.9%
American Media Operations, Inc.
$1,000,000	Term Loan, 8.12%, Maturing January 31, 2013	$1,012,875

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
CBD Media, LLC
$849,673	Term Loan, 7.41%, Maturing December 31, 2009	$863,480
Dex Media East, LLC
1,316,459	Term Loan, 6.34%, Maturing May 8, 2009	1,323,618
Dex Media West, LLC
850,353	Term Loan, 6.40%, Maturing March 9, 2010	855,491
Hanley-Wood, LLC
53,338	Term Loan, 0.00%, Maturing August 1, 2012(2)	53,571
446,662	Term Loan, 7.04%, Maturing August 1, 2012	448,616
Herald Media, Inc.
494,678	Term Loan, 7.67%, Maturing July 22, 2011	496,842
Liberty Group Operating, Inc.
977,622	Term Loan, 7.25%, Maturing February 28, 2012	986,971
Nebraska Book Co., Inc.
742,424	Term Loan, 7.61%, Maturing March 4, 2011	748,456
R.H. Donnelley Corp.
1,476,203	Term Loan, 6.44%, Maturing June 30, 2011	1,484,082
Seat Pagine Gialle Spa
1,949,153	EURTerm Loan, 5.09%, Maturing May 25, 2012	2,484,445
SP Newsprint Co.
652,602	Term Loan, 5.00%, Maturing January 9, 2010	662,391
243,319	Term Loan, 7.38%, Maturing January 9, 2010	246,969
World Directories ACQI Corp.
500,000	EURTerm Loan, 5.40%, Maturing November 29, 2012	634,749
2,000,000	EURTerm Loan, 5.90%, Maturing November 29, 2013	2,547,985
Xsys, Inc.
1,000,000	EURTerm Loan, 5.80%, Maturing September 27, 2014	1,275,733
YBR Acquisition BV
450,000	EURTerm Loan, 5.15%, Maturing June 30, 2013	576,153
450,000	EURTerm Loan, 5.65%, Maturing June 30, 2014	578,524
		$17,280,951
Radio and Television — 2.5%
Adams Outdoor Advertising, L.P.
$464,958	Term Loan, 7.09%, Maturing November 18, 2012	$471,642
ALM Media Holdings, Inc.
491,217	Term Loan, 7.49%, Maturing March 5, 2010	494,287
Block Communications, Inc.
274,313	Term Loan, 6.98%, Maturing December 22, 2011	277,741
Nexstar Broadcasting, Inc.
392,078	Term Loan, 6.73%, Maturing October 1, 2012	394,038
389,989	Term Loan, 6.73%, Maturing October 1, 2012	391,939

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
PanAmSat Corp.
$359,864	Term Loan, 6.75%, Maturing August 20, 2010	$363,974
188,162	Term Loan, 6.75%, Maturing August 20, 2010	190,311
1,496,212	Term Loan, 6.90%, Maturing August 20, 2011	1,515,165
Paxson Communcations Corp.
850,000	Term Loan, 8.32%, Maturing January 15, 2012	853,719
Rainbow National Services, LLC
495,000	Term Loan, 7.56%, Maturing March 31, 2012	501,239
SFX Entertainment
448,875	Term Loan, 7.23%, Maturing June 21, 2013	450,839
TDF SA
1,305,762	EURTerm Loan, 4.85%, Maturing March 11, 2013	1,665,000
305,762	EURTerm Loan, 5.85%, Maturing March 11, 2014	391,378
388,476	EURTerm Loan, 6.48%, Maturing March 11, 2015	498,641
Young Broadcasting, Inc.
248,125	Term Loan, 7.09%, Maturing November 3, 2012	248,668
		$8,708,581
Rail Industries — 0.1%
Railamerica, Inc.
$471,071	Term Loan, 7.06%, Maturing September 29, 2011	$478,138
		$478,138
Retailers (Except Food and Drug) — 2.4%
Alimentation Couche-Tard, Inc.
$981,864	Term Loan, 6.75%, Maturing December 17, 2010	$994,138
American Achievement Corp.
433,738	Term Loan, 7.34%, Maturing March 25, 2011	435,907
Coinmach Laundry Corp.
1,123,865	Term Loan, 7.77%, Maturing December 15, 2012	1,143,299
Harbor Freight Tools USA, Inc.
856,555	Term Loan, 6.65%, Maturing July 15, 2010	861,909
Josten's Corp.
967,533	Term Loan, 7.07%, Maturing October 4, 2010	980,594
Mapco Express, Inc.
449,673	Term Loan, 7.69%, Maturing April 28, 2011	456,700
Mauser Werke GMBH & Co. KG
375,000	Term Loan, 7.52%, Maturing December 3, 2011	377,344
Movie Gallery, Inc.
231,106	Term Loan, 9.98%, Maturing April 27, 2011	214,098
Neiman Marcus Group, Inc.
237,342	Term Loan, 7.34%, Maturing April 5, 2013	240,881
Oriental Trading Co., Inc.
466,225	Term Loan, 7.25%, Maturing August 4, 2010	469,722

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Savers, Inc.
$884,606	Term Loan, 8.24%, Maturing August 4, 2009	$889,582
Sears Canada, Inc.
300,000	Term Loan, 6.71%, Maturing December 22, 2012	303,750
Stewert Enterprises, Inc.
379,069	Term Loan, 6.68%, Maturing November 19, 2011	382,623
Travelcenters of America, Inc.
748,125	Term Loan, 6.62%, Maturing November 30, 2008	756,728
		$8,507,275
Steel — 0.1%
Gibraltar Industries, Inc.
$299,250	Term Loan, 6.69%, Maturing December 8, 2010	$301,494
		$301,494
Surface Transport — 0.1%
Sirva Worldwide, Inc.
$360,424	Term Loan, 9.50%, Maturing December 1, 2010	$359,974
		$359,974
Telecommunications — 3.2%
Alaska Communications Systems Holdings, Inc.
$500,000	Term Loan, 6.73%, Maturing February 11, 2012	$505,063
Cellular South, Inc.
994,937	Term Loan, 6.83%, Maturing May 4, 2011	1,006,752
Centennial Cellular Operating Co., LLC
692,695	Term Loan, 7.21%, Maturing February 9, 2011	702,870
Consolidated Communications, Inc.
1,000,000	Term Loan, 6.68%, Maturing April 14, 2011	1,012,083
Fairpoint Communications, Inc.
1,000,000	Term Loan, 6.75%, Maturing February 8, 2012	1,007,250
Hawaiian Telcom Communications, Inc.
500,000	Term Loan, 7.23%, Maturing October 31, 2012	505,313
Madison River Capital, LLC
1,000,000	Term Loan, 7.26%, Maturing July 31, 2012	1,012,656
NTelos, Inc.
493,750	Term Loan, 7.50%, Maturing February 18, 2011	501,279
Qwest Corp.
800,000	Term Loan, 9.65%, Maturing June 4, 2007	820,334
Satbirds Finance SARL
500,000	EURTerm Loan, 4.67%, Maturing April 4, 2013	635,639
500,000	EURTerm Loan, 4.67%, Maturing April 4, 2013	635,631

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Stratos Global Corp.
$325,000	Term Loan, 7.73%, Maturing February 13, 2012	$329,164
Syniverse Holdings, Inc.
370,572	Term Loan, 6.73%, Maturing February 15, 2012	375,436
Triton PCS, Inc.
742,481	Term Loan, 8.25%, Maturing November 18, 2009	748,978
Valor Telecom Enterprise, LLC
1,208,333	Term Loan, 6.75%, Maturing February 14, 2012	1,212,541
		$11,010,989
Utilities — 1.8%
Allegheny Energy Supply Co., LLC
$869,521	Term Loan, 6.34%, Maturing July 21, 2011	$872,328
Astoria Generating Co.
375,000	Term Loan, 8.69%, Maturing August 23, 2013	382,969
Cogentrix Delaware Holdings, Inc.
693,814	Term Loan, 6.50%, Maturing April 14, 2012	701,981
Covanta Energy Corp.
234,146	Term Loan, 4.96%, Maturing June 24, 2012	237,805
167,790	Term Loan, 7.96%, Maturing June 24, 2012	170,411
250,000	Term Loan, 10.47%, Maturing June 24, 2013	256,250
KGen, LLC
188,100	Term Loan, 7.60%, Maturing August 5, 2011	189,981
La Paloma Generating Co., LLC
383,700	Term Loan, 6.73%, Maturing August 16, 2012	388,257
30,103	Term Loan, 6.73%, Maturing August 16, 2012	30,460
65,152	Term Loan, 6.75%, Maturing August 16, 2012	65,926
NRG Energy, Inc.
1,475,000	Term Loan, 6.82%, Maturing February 1, 2013	1,492,721
575,000	Term Loan, 6.98%, Maturing February 1, 2013	581,918
Pike Electric, Inc.
474,265	Term Loan, 6.38%, Maturing July 1, 2012	481,379
Plains Resources, Inc.
486,375	Term Loan, 6.25%, Maturing August 12, 2011	490,023
Reliant Energy, Inc.
90,376	Term Loan, 7.47%, Maturing December 22, 2010	90,404
		$6,432,813
	Total Senior, Floating Rate Interests (identified cost $258,420,701)	$261,267,285

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Mortgage Pass-Throughs — 55.6%
Principal Amount (000's omitted)	Security	Value
Federal Home Loan Mortgage Corp.:
$3,826	6.15%, with maturity at 2027(3)	$3,886,737
11,908	7.00%, with maturity at 2013(3)	12,205,716
7,594	7.50%, with maturity at 2024	8,056,549
22,298	8.00%, with various maturities to 2031(3)	23,817,227
12,176	8.50%, with various maturities to 2031(3)	13,270,380
1,278	9.00%, with maturity at 2031	1,411,836
1,337	9.50%, with various maturities to 2022	1,483,968
3,070	11.50%, with maturity at 2019(3)	3,441,850
		$67,574,263
Federal National Mortgage Association:
$14,989	6.50%, with maturity at 2018(3)	$15,200,943
2,926	7.00%, with maturity at 2014	2,992,779
7,202	7.50%, with various maturities to 2028(3)	7,580,681
8,222	8.00%, with various maturities to 2029	8,775,150
2,113	8.50%, with maturity at 2027	2,288,912
1,694	9.00%, with various maturities to 2028	1,860,324
11,077	9.50%, with various maturities to 2031(3)	12,324,404
4,525	10.00%, with various maturities to 2031	5,046,445
		$56,069,638
Government National Mortgage Association:
$8,959	7.50%, with maturity at 2022(3)	$9,505,719
11,784	8.00%, with various maturities to 2027(3)	12,657,815
5,946	9.00%, with maturity at 2026(3)	6,587,315
1,165	9.50%, with maturity at 2025	1,300,387
1,689	11.00%, with maturity at 2018	1,896,160
		$31,947,396
Collateralized Mortgage Obligations:
$4,608	Federal Home Loan Mortgage Corp., Series 2137, Class Z, 6.00%, 3/15/29(3)	$4,653,776
5,553	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29(3)	5,760,171
1,245	Federal Home Loan Mortgage Corp., Series 2214, Class NC, 11.052%, 8/15/21	1,371,525
7,479	Federal Home Loan Mortgage Corp., Series S 2182, Class ZB, 8.00%, 9/15/29(3)	7,878,499
424	Federal National Mortgage Association, Series 1989-89, Class H, 9.00%, 11/25/19	464,078
996	Federal National Mortgage Association, Series 1991-122, Class N, 7.50%, 9/25/21	1,039,939
7,725	Federal National Mortgage Association, Series 1993-84, Class M, 7.50%, 6/25/23(3)	8,111,585
2,534	Federal National Mortgage Association, Series 1997-28, Class ZA, 7.50%, 4/20/27	2,662,730

Principal Amount (000's omitted)	Security	Value
$2,326	Federal National Mortgage Association, Series 1997-38, Class N, 8.00%, 5/20/27	$2,469,533
4,094	Federal National Mortgage Association, Series G-33, Class PT, 7.00%, 10/25/21(3)	4,221,766
		$38,633,602
	Total Mortgage Pass-Throughs (identified cost $196,732,164)	$194,224,899
Corporate Bonds & Notes — 1.5%
Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television — 0.7%
Iesy Hessen & ISH NRW, Variable Rate
2,000	EUR5.693%, 4/15/13(4)	$2,519,552
		$2,519,552
Financial Intermediaries — 0.1%
Centurion CDO 9 Ltd., Series 2005-9A
$500	9.35%, 7/17/19	$504,280
		$504,280
Index Linked Notes — 0.6%
JP Morgan Chilean Inflation Linked Note
$2,000	7.433%, 11/17/15	$2,069,200
		$2,069,200
Telecommunications — 0.1%
Qwest Corp., Sr. Notes, Variable Rate
$200	8.16%, 6/15/13(4)	$218,750
		$218,750
	Total Corporate Bonds & Notes (identified cost $5,152,300)	$5,311,782
Sovereign Issues — 6.7%
Principal Amount (000's omitted)	Security	Value
Egyptian Treasury Bill
3,300	EGP0.00%, 5/9/06	$572,310

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Sovereign Issues (continued)
$9,000	EGP0.00%, 5/23/06	$1,556,747
17,275	EGP0.00%, 6/27/06	2,963,620
8,250	EGP0.00%, 7/18/06	1,408,421
8,000	EGP0.00%, 9/5/06	1,350,254
8,000	EGP0.00%, 12/5/06	1,322,252
7,590	EGP0.00%, 2/27/07	1,230,928
Federal Republic of Brazil
4,204	BRL12.50%, 1/5/16	2,025,861
Indonesia Recapitalization Bond
35,000,000	IDR12.25%, 7/15/07	4,007,416
Republic of Colombia
14,760,000	COP11.75%, 3/1/10	6,936,016
		$23,373,825
	Total Sovereign Issues (identified cost $22,799,346)	$23,373,825
Commercial Paper — 2.8%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$6,996,000	05/01/06	General Electric Capital Corp.	4.84%	$6,996,000
2,869,000	05/01/06	Novartis Finance Corp.	4.83%	2,869,000

Total Commercial Paper (at amortized cost, $9,865,000)	$9,865,000
Other Short-Term Investments — 1.4%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$4,903,125	05/01/06	Investors Bank and Trust Company Time Deposit	4.86%	$4,903,125

Total Other Short-Term Investments (at amortized cost, $4,903,125)	$4,903,125

Amount
Gross Investments — 142.8% (identified cost $497,872,636)	$498,945,916
Less Unfunded Loan Commitments — (0.1)%	$(278,338)
Net Investments — 142.7% (identified cost $497,594,298)	$498,667,578
Other Assets, Less Liabilities — (42.7)%	$(149,215,809)
Net Assets — 100.0%	$349,451,769

BRL - Brazilian Real

COP - Colombian Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  All or a portion of these securities were on loan at April 30, 2006.

(4)  Adjustable rate securities. Rates shown are the rates at period end.

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value including $144,275,767 of securities on loan (identified cost, $497,594,298)	$498,667,578
Cash	1,009,159
Foreign currency, at value (cost $129,762)	131,325
Receivable for investments sold	3,190,514
Interest receivable	3,585,390
Receivable for daily variation margin on open financial futures contracts	16,221
Prepaid expenses	18,557
Total assets	$506,618,744
Liabilities
Collateral for securities loaned	$147,349,205
Payable for investments purchased	8,015,639
Payable for open forward foreign currency contracts	710,378
Payable for open swap contracts	605,948
Payable to affiliate for investment advisory fees	263,562
Payable to affiliate for Trustees' fees	1,657
Other accrued expenses	220,586
Total liabilities	$157,166,975
Net Assets	$349,451,769
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 18,855,000 shares issued and outstanding	$188,550
Additional paid-in capital	358,920,252
Accumulated net realized loss (computed on the basis of identified cost)	(5,665,373)
Distributions in excess of net investment income	(3,960,073)
Net unrealized depreciation (computed on the basis of identified cost)	(31,587)
Net Assets	$349,451,769
Net Asset Value
($349,451,769 ÷ 18,855,000 shares issued and outstanding)	$18.53

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest (net of foreign taxes, $2,055)	$10,221,567
Security lending income, net	819,412
Total investment income	$11,040,979
Expenses
Investment adviser fee	$2,144,404
Trustees' fees and expenses	9,264
Custodian fee	180,587
Printing and postage	54,743
Legal and accounting services	48,584
Transfer and dividend disbursing agent fees	29,684
Miscellaneous	28,493
Total expenses	$2,495,759
Deduct — Reduction of custodian fee	$694
Reduction of investment adviser fee	571,841
Total expense reductions	$572,535
Net expenses	$1,923,224
Net investment income	$9,117,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(257,775)
Financial futures contracts	30,882
Swap contracts	(201,615)
Foreign currency and forward foreign currency exchange contract transactions	(114,053)
Net realized loss	$(542,561)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$4,232,098
Financial futures contracts	175,832
Swap contracts	(405,157)
Foreign currency and forward foreign currency exchange contracts	(193,969)
Net change in unrealized appreciation (depreciation)	$3,808,804
Net realized and unrealized gain	$3,266,243
Net increase in net assets from operations	$12,383,998

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005(1)
From operations — Net investment income	$9,117,755	$10,141,121
Net realized loss from investment transactions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions	(542,561)	(829,030)
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	3,808,804	(3,840,391)
Net increase in net assets from operations	$12,383,998	$5,471,700
Distributions to shareholders — From net investment income	$(13,077,828)	$(12,577,955)
Tax return of capital	—	(2,128,945)
Total distributions to shareholders	$(13,077,828)	$(14,706,900)
Capital share transactions — Proceeds from sale of shares	$—	$360,035,000	(2)
Offering costs	—	(754,201	)(3)
Net increase in net assets from capital share transactions	$—	$359,280,799
Net increase (decrease) in net assets	$(693,830)	$350,045,599
Net Assets
At beginning of period	$350,145,599	$100,000
At end of period	$349,451,769	$350,145,599
Distributions in excess of net investment income included in net assets
At end of period	$(3,960,073)	—

(1)  For the period from the start of business, February 28, 2005, to October 31, 2005.

(2)  Proceeds from sales of shares net of sales load paid of $16,965,000.

(3)  Net of an expense reimbursement from affiliate. See Note 3.

Statement of Cash Flows

Increase (Decrease) in Cash	Six Months Ended April 30, 2006 (Unaudited)
Cash Flows From (Used For) Operating Activities — Purchases of loan interests and corporate bonds	$(230,433,818)
Proceeds from sales and principal repayments	146,878,391
Interest received	12,570,534
Decrease in receivable from Investment Adviser	146,913
Increase in prepaid expenses	(7,309)
Facilities fees received	36,429
Operating expenses paid	(1,897,371)
Increase in short-term investments	(9,992,125)
Increase in unfunded commitments	240,481
Net proceeds from securities lending	93,333,715
Foreign currency transactions	118,280
Swap contract transactions	(201,615)
Futures transactions	14,661
Net cash from operating activities	$10,807,166
Cash Flows From (Used For) Financing Activities — Cash distributions paid	$(13,077,828)
Net cash used for financing activities	$(13,077,828)
Net decrease in cash	$(2,270,662)
Cash at beginning of period(1)	$3,411,146
Cash at end of period(1)	$1,140,484
Reconciliation of Net Increase in Net Assets From Operations to Net Cash from Operating Activities
Net increase in net assets from operations	$12,383,998
Increase in receivable for investments sold	(2,540,917)
Increase in interest receivable	(764,556)
Increase in prepaid expenses	(7,309)
Decrease in receivable from Investment Adviser	146,913
Increase in futures variation margin	(16,221)
Decrease in payable to affiliate	(548)
Increase in payable for swaps	405,157
Increase in other accrued expenses	26,401
Increase in proceeds from securities lending	93,333,715
Foreign currency transactions	232,333
Increase payable for investments purchased	7,033,409
Unfunded commitments	240,481
Net increase in investments	(99,665,690)
Net cash from operating activities	$10,807,166

(1)  Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended April 30, 2006 (Unaudited)		Period Ended October 31, 2005(1)
Net asset value — Beginning of period	$18.570		$19.100	(3)
Income (loss) from operations
Net investment income(2)	$0.484		$0.540
Net realized and unrealized gain (loss)	0.170		(0.250)
Total income from operations	$0.654		$0.290
Less distributions
From net investment income	$(0.694)		$(0.667)
From tax return of capital	—		(0.113)
Total distributions	$(0.694)		$(0.780)
Offering costs charged to paid-in capital(2)	$—		$(0.040)
Net asset value — End of period	$18.530		$18.570
Market value — End of period	$16.350		$16.070
Total Investment Return on Net Asset Value(4)	4.00%		1.71	%(5)
Total Investment Return on Market Value(4)	6.04%		(11.98	)%(5)
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$349,452		$350,146
Ratios (As a percentage of average daily net assets):
Net expenses	1.11	%(6)	1.02	%(6)
Net expenses after custodian fee reduction	1.11	%(6)	1.01	%(6)
Net investment income	5.24	%(6)	4.26	%(6)
Portfolio Turnover	32%		89%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser for the period ended October 31, 2005. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.44	%(6)	1.33	%(6)
Expenses after custodian fee reduction	1.44	%(6)	1.32	%(6)
Net investment income	4.92	%(6)	3.95	%(6)
Net investment income per share(2)	$0.453		$0.501

(1)  For the period from the start of business, February 28, 2005, to October 31, 2005.

(2)  Computed using average common shares outstanding.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total return on market value are not computed on an annualized basis.

(6)  Annualized.

See notes to financial statements

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Diversified Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated April 15, 2004. The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing its assets primarily in; senior, secured floating-rate loans made to corporate and other business entities (Senior Loans); bank deposits denominated in foreign currencies, debt obligations of foreign governmental and corporate issuers, including emerging market issuers, which are denominated in foreign currencies or U.S. dollars, and positions in foreign currencies (Foreign Obligations); and mortgage-backed securities that are issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities or that are issued by private issuers. These investments may consist of derivatives. Senior Loans are typically of below investment grade quality, as may be certain Foreign Obligations and other Fund investments. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund's investments include interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on this assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine the fair value, such as when only a portion of the borrower's assets are likely to be sold. In conducting its assessment and analyses, for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices.

Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices.

Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the exchange which will not be reflected in the computation of the Fund's net asset value unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service.

Securities for which there is no such quotation or valuations and all other assets are valued at fair value as determined in good faith by or at the direction of the Fund's Trustees.

B  Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $4,947,818 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2013.

D  Offering Costs — Costs incurred by the Fund in connection with the offering were recorded as a reduction of capital paid in excess of par.

E  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

L  Credit Default Swaps — The Fund may enter into credit default swaps for investment and risk management purposes, including diversification. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract. When the Fund is the seller of a credit default swap contract, it receives a stream of payments, but is obligated to pay par value of the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller,

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

N  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

O  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

P  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains, if any. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. In certain circumstances, a portion of distributions to shareholders may be characterized as a return of capital for federal income tax purposes. As of April 30, 2006, the amount estimated to be a tax return of capital was approximately $819,000. The final determination of tax characteristics of the Fund's distributions will occur after the end of the year, at which time it will be reported to shareholders. As portfolio and market conditions change, the rate of distributions and the Fund's distribution policy could change. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The Fund has agreed to pay EVM, as compensation for management and investment advisory services, a fee in the amount of 0.75% of the average daily total leveraged assets, subject to the limitation on total leveraged assets described below. "Total leveraged assets" means the value of all assets of the Fund (including assets acquired with financial leverage), plus the notional value of long and short forward foreign currency contracts and futures contracts and swaps based upon foreign currencies, issuers or markets held by the Fund, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to any investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance of debt securities), (ii) the issuance of preferred shares or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund's investment objectives and policies and/or (iv) any other means. The advisory agreement provides that if investment leverage exceeds 40% of the Fund's total leveraged assets, the Adviser will not receive a management fee on total leveraged assets in excess of this amount. As of April 30, 2006, the Fund's investment leverage represents 49% of total leveraged assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions will be netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in Foreign Obligations in a given country denominated in the same currency, total leveraged assets will be calculated by excluding the smaller of the long or short position.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The "notional value" of a forward foreign currency contract or a futures contract or swap based upon foreign currencies, issuers or markets for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into. This amount remains constant throughout the life of the derivative contract. However, the negative or positive payment obligations of the Fund under the derivative contract are marked-to-market on a daily basis and are reflected in the Fund's net assets.

For the six months ended April 30, 2006, the management fee was equivalent to 0.68% (annualized) of the Fund's average daily total leveraged assets, and 1.23% (annualized) of the Fund's average daily net assets, for such period and amounted to $2,144,404. EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% (annualized) of average daily total leveraged assets of the Fund for the first five full years of the Fund's operations, 0.15% of average daily total leveraged assets of the Fund in year six, 0.10% in year seven and 0.05% in year eight. For the six months ended April 30, 2006, the Investment Adviser waived $571,841 of its advisory fee.

EVM had agreed to reimburse the Fund for all Fund organizational costs and the amount by which the aggregate of all the Fund's offering costs exceeded $0.04 per share. For the period, from the start of business, February 28, 2005 to October 31, 2005, EV reimbursed the Fund $15,000 in organizational costs and $146,913 in offering costs, respectively.

Certain officers and Trustees of the Fund are officers of the above organization.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns on mortgage-backed securities, for the six months ended April 30, 2006, were as follows:

Purchases
Investments (non-U.S. Government)	$176,341,381
U.S. Government Securities	61,125,846
$237,467,227

Sales
Investments (non-U.S. Government)	$118,954,951
U.S. Government Securities	30,493,718
$149,448,669

5  Securities Lending Agreement

The Fund has established a securities lending agreement in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $2,855,778 for the six months ended April 30, 2006. At April 30, 2006, the value of the securities loaned and the value of the collateral amounted to $144,275,767 and $147,349,205, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6  Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value shares of beneficial interest. Transactions in shares were as follows:

	Six Months Ended April 30, 2006 (Unaudited)	Period Ended October 31, 2005(1)
Sales	—	18,855,000
Net increase	—	18,855,000

(1) For the period from the start of business, February 28, 2005, to October 31, 2005.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$498,551,174
Gross unrealized appreciation	$3,515,470
Gross unrealized depreciation	(3,399,066)
Net unrealized appreciation	$116,404

The unrealized depreciation on foreign currency, swaps, financial futures and forward contracts at April 30, 2006 on a federal income tax basis was $1,104,867.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts, and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date(s)	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
05/02/06	Australian Dollar 4,900,000	United States Dollar 3,614,803	$(103,072)
05/08/06	Canadian Dollar 4,000,000	United States Dollar 3,515,247	(55,097)
05/10/06	Colombian Peso 8,130,000,000	United States Dollar 3,481,053	56,976
05/02/06	Euro 49,917	United States Dollar 63,017	138
05/24/06	Euro 48,438,271	United States Dollar 59,931,462	(1,166,762)
05/24/06	Great British Pound 3,835,305	United States Dollar 6,840,784	(132,386)
05/01/06	Japanese Yen 404,600,000	United States Dollar 3,417,230	$(125,677)
05/15/06	Japanese Yen 404,600,000	United States Dollar 3,529,823	(19,445)
			$(1,545,325)

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Purchases
Settlement Date(s)	Acquire	In exchange for	Net Unrealized Appreciation (Depreciation)
05/02/06	Australian Dollar 4,900,000	United States Dollar 3,579,940	$137,935
05/10/06	Colombian Peso 8,130,000,000	United States Dollar 3,504,310	(80,233)
05/02/06	Euro 11,484,972	Slovakia Koruna 428,848,840	3,877
05/12/06	Indonesian Rupiah 54,000,000,000	United States Dollar 6,095,496	46,102
05/05/06	Icelandic Krona 211,144,000	Euro 2,267,927	(11,370)
05/12/06	Icelandic Krona 545,174,800	Euro 5,850,143	(34,280)
05/01/06	Japanese Yen 404,600,000	United States Dollar 3,523,163	19,745
05/30/06	Korean Won 10,280,000,000	United States Dollar 10,859,920	47,663
05/10/06	Mexican Peso 94,760,000	United States Dollar 8,576,062	(33,577)
05/23/06	Malaysian Ringgit 26,000,000	United States Dollar 7,113,154	66,372
05/30/06	Malaysian Ringgit 12,900,000	United States Dollar 3,548,636	14,578
05/22/06	Philippines Peso 180,000,000	United States Dollar 3,496,503	(23,372)
05/30/06	Philippines Peso 185,000,000	United States Dollar 3,561,871	6,101
05/18/06	Romanian Leu 5,100,000	Euro 1,460,188	5,138
10/27/06	Romanian Leu 28,500,000	Euro 7,730,849	370,863
05/02/06	Slovakia Koruna 428,848,840	Euro 11,435,054	59,002
05/11/06	Slovakia Koruna 111,000,000	Euro 2,956,374	19,141
05/16/06	Slovakia Koruna 428,848,840	Euro 11,482,050	(3,382)
05/02/06	Turkish Lira 10,097,900	United States Dollar 7,456,727	185,814
05/11/06	Turkish Lira 6,891,000	United States Dollar 5,166,829	38,830
			$834,947

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/06	21 Japan 10 Year Bond	Short	$(24,559,370)	$(24,383,538)	$175,832

Description of the underlying instruments to futures contracts: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

At April 30, 2006, the Fund had sufficient cash and/or securities to cover potential obligations arising from open futures and forward foreign currency exchange contracts, as well as margin requirements on open futures contracts.

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying exposure to an increase in credit spreads for the underlying instrument. The maximum payouts are limited to the notional amount of each swap.

Notional Amount		Expiration Date	Description	Net Unrealized Depreciation
10,000,000	USD	3/20/2010	Agreement with Credit Suisse First Boston dated 3/05/2005 whereby the Fund will pay 2.01% per
			year times the notional amount. In exchange for that periodic payment, upon a default event involving Turkish
			sovereign issues, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive
			that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued
			by Turkey to Credit Suisse First Boston.	$(304,695)
10,000,000	USD	3/20/2010	Agreement with JP Morgan Chase Bank dated 3/05/2005 whereby the Fund will pay 2.00% per year
			times the notional amount. In exchange for that periodic payment, upon a default event involving Turkish
			sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that
			payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued
			by Turkey to JP Morgan Chase Bank.	$(301,253)
				$(605,948)

Eaton Vance Short Duration Diversified Income Fund as of April 30, 2006

OTHER MATTERS (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 24, 2006. The following action was taken by the shareholders of the Fund:

Item 1: The election of Benjamin C. Esty, James B. Hawkes and Samuel L. Hayes, III as Class I Trustees of the Fund for a three-year term expiring in 2009:

Fund	Nominee for Class I Trustee Elected by All Shareholders: Benjamin C. Esty	Nominee for Class I Trustee Elected by All Shareholders: James B. Hawkes	Nominee for Class I Trustee Elected by All Shareholders Samuel L. Hayes, III
For	17,129,403	17,134,025	17,127,695
Withheld	343,667	339,045	345,375

Eaton Vance Short Duration Diversified Income Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in shares (the Shares) of the Fund. You may participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Short Duration Diversified Income Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Short Duration Diversified Income Fund
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2006, our records indicate that there are 45 registered shareholders and approximately 38,500 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange Symbol is EVG.

Eaton Vance Short Duration Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Short Duration Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Short Duration Diversified Income Fund (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior, secured floating-rate loans, foreign debt obligations, including debt of emerging market issuers, and mortgage-backed securities. The Board considered the Adviser's in-house research capabilities as well as other resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (February 2005) through September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Eaton Vance Short Duration Diversified Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). The Board noted the nature of the management fees which are charged on total leveraged assets, and its relationship to the investment objectives of the Fund. The Board concluded that the fees were appropriate in light of the manner in which the leverage will be used by the Adviser in managing the portfolio.

As part of its review, the Board considered the Fund's management fees and total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Short Duration Diversified Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
James B. Hawkes
Vice President and Trustee
Christine Johnston
Vice President
Scott H. Page
Vice President
Susan Schiff
Vice President
Payson F. Swaffield
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Eaton Vance Short Duration Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Short Duration Diversified Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 43027

Providence, RI 02940-3027

(800) 331-1710

Eaton Vance Short Duration Diversified Income Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

2319-6/06  CE-SDDISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E.Campbell
Barbara E. Campbell
Treasurer

June 16, 2006

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

June 16, 2006